Intangible Assets, Net (Details) - Schedule of amortization amount of intangible asset $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Amortization Amount of Intangible Asset [Abstract]
2023	$ 3,225
2024	3,225
2025	3,225
2026	2,688
Thereafter	8,654
Total	$ 20,297